LOANS RECEIVABLE, NET (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LOANS RECEIVABLE, NET.
Schedule of loans receivable

	December 31,	June 30,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	15,844,979
Less allowance for loan losses	(948,893)	(1,336,642)
Loans receivable, net	12,703,830	14,508,337

	December 31,	September 30,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	18,557,814
Less allowance for loan losses	(948,893)	(1,265,806)
Loans receivable, net	12,703,830	17,292,008

Schedule of aging of loans

The following table presents the aging of loans as of December 31, 2021 and June 30, 2022:

	0-30 days	31-60 days	Over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2021	113,771	87,171	—	200,942	13,451,781	13,652,723
June 30, 2022	134,692	102,233	—	236,925	15,608,054	15,844,979

The following table presents the aging of loans as of December 31, 2021 and September 30, 2022:

	0-30 days	31-60 days	Total amount
	past due	past due	past due	Current	Total loans
As of December 31, 2021	113,771	87,171	200,942	13,451,781	13,652,723
As of September 30, 2022	148,808	103,503	252,311	18,305,503	18,557,814

Schedule of movement of allowance for loan losses

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	421,767	948,893
Provision for loan losses	381,887	907,317
Gross write-off	(156,368)	(535,743)
Recoveries	24,125	16,175
Balance at end of period	671,411	1,336,642

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	421,767	948,893
Provision for loan losses	742,286	1,098,859
Gross write-off	(313,536)	(806,127)
Recoveries	31,574	24,181
Balance at end of period	882,091	1,265,806

Schedule of principal of loans receivable by year of origination

	2021	2020	2019	Total
As of December 31, 2021	13,614,369	38,354	—	13,652,723

	2022	2021	2020	Total
As of June 30, 2022	11,436,797	4,391,267	16,915	15,844,979

	2021	2020	Total loans
Loans receivable	13,614,369	38,354	13,652,723

The principal of loans receivable as of September 30, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans
Loans receivable	16,649,447	1,896,796	11,571	18,557,814